Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Subscribed capital	Treasury Shares	Capital reserves	Translation reserve	Cash flow hedge reserve	Reserve for hedges of a net investment in foreign operation	Reserve for actuarial gains (losses) on defined benefit plans	Retained earnings
Number of common shares, Beginning of Period (in shares) at Dec. 31, 2014		59,635,126
Equity, Beginning of Period at Dec. 31, 2014	€ 55,265	€ 59,635	€ 0	€ 159,421	€ 18,590	€ 0	€ 0	€ (14,277)	€ (168,104)
Entity Information [Line Items]
Profit for the period	42,874								42,874
Other comprehensive income, net of tax	(9,360)				696		(11,403)	1,347
Total comprehensive income, net of tax all attributable to equity holders of the parent	33,514				696		(11,403)	1,347	42,874
Dividends paid	(40,000)			(40,000)
Share based payments	907			907
Number of common shares, End of Period (in shares) at Dec. 31, 2015		59,635,126
Equity, End of Period at Dec. 31, 2015	49,686	€ 59,635	0	120,328	19,286	0	(11,403)	(12,930)	(125,230)
Entity Information [Line Items]
Profit for the period	44,626								44,626
Other comprehensive income, net of tax	(1,596)				8,478	752	(3,828)	(6,998)
Total comprehensive income, net of tax all attributable to equity holders of the parent	43,030				8,478	752	(3,828)	(6,998)	44,626
Dividends paid	(39,994)			(39,994)
Share based payments	€ 3,575			3,575
Share buyback (in shares)	(314,912)	(314,912)
Share Buyback	€ (3,415)		(3,415)
Number of common shares, End of Period (in shares) at Dec. 31, 2016		59,320,214.000
Equity, End of Period at Dec. 31, 2016	52,882	€ 59,635	(3,415)	83,909	27,764	752	(15,231)	(19,928)	(80,604)
Entity Information [Line Items]
Profit for the period	66,823								66,823
Other comprehensive income, net of tax	(4,213)				(17,776)	(1,014)	13,992	585
Total comprehensive income, net of tax all attributable to equity holders of the parent	62,610				(17,776)	(1,014)	13,992	585	66,823
Dividends paid	(40,000)			(40,000)
Share based payments	7,770			7,770
Number of common shares, End of Period (in shares) at Dec. 31, 2017		59,320,214
Equity, End of Period at Dec. 31, 2017	€ 83,262	€ 59,635	€ (3,415)	€ 51,679	€ 9,988	€ (262)	€ (1,239)	€ (19,343)	€ (13,781)